Principal Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2012
Building
Property, Plant and Equipment
Estimated useful lives of assets	20 years
Decoration
Property, Plant and Equipment
Estimated useful lives of assets	5 years
Furniture, fixtures and office equipment | Minimum
Property, Plant and Equipment
Estimated useful lives of assets	5 years
Furniture, fixtures and office equipment | Maximum
Property, Plant and Equipment
Estimated useful lives of assets	10 years
Vehicles
Property, Plant and Equipment
Estimated useful lives of assets	5 years
Servers and computers
Property, Plant and Equipment
Estimated useful lives of assets	3 years
Software
Property, Plant and Equipment
Estimated useful lives of assets	3 years